Taxation	6 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Taxation	Taxation
For the six months ended 31 December 2024, the tax charge of $699 million (2023 – $737 million) comprises a UK tax charge of $100 million (2023 – $116 million) and a foreign tax charge of $599 million (2023 – $621 million).
For the six months ended 31 December 2024, income tax expense was recognised based on management’s best estimate of the weighted average annual income tax rate expected for the full financial year applied to the pre-tax income of the interim period in line with the relevant accounting standard.
The group has a number of ongoing tax audits worldwide for which provisions are recognised in line with the relevant international accounting standard, taking into account best estimates and management’s judgements concerning the ultimate outcome of the tax audits. For the six months ended 31 December 2024, ongoing audits that are provided for individually are not expected to result in a material tax liability. The current tax asset of $235 million (30 June 2024 – $304 million) and tax liability of $191 million (30 June 2024 – $136 million) include $199 million (30 June 2024 – $209 million) of provisions for tax uncertainties.
In December 2021, the OECD released a framework for Pillar Two Model Rules which introduced a global minimum corporate tax rate of 15%, applicable to multinational enterprise groups with global revenue over €750 million. The legislation implementing the rules in the United Kingdom applies to Diageo from the financial year ending 30 June 2025. Diageo is continuously reviewing the amendments to the legislation and also monitoring the status of implementation of the model rules outside of the United Kingdom. While we expect additional tax liabilities to be incurred in some jurisdictions in which the group operates, the estimated impact on the group’s effective tax rate is immaterial.
Diageo has applied the temporary exception under IAS 12 in relation to the accounting for deferred taxes arising from the implementation of the Pillar Two rules.
The tax rate before exceptional items for the six months ended 31 December 2024 was 24.0% compared with 23.4% for the six months ended 31 December 2023.